Property, Plant and Equipment - Summary of Breakdown of Property, Plant and Equipment Based on Cash Generating Units (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 84,517	€ 84,431	€ 83,054
Italian upholstered furniture plant [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	30,108	33,087
Romanian upholstered furniture plant [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	18,769	19,338
Brazilian upholstered furniture plant [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3,524	3,350
Chinese upholstered furniture plant [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,419	2,223
Others [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 30,697	€ 26,433